GENERAL (Details Narrative) $ / shares in Units, ₪ in Millions						3 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Apr. 04, 2024 USD ($) shares	Mar. 21, 2024	Feb. 09, 2024 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2022 ILS (₪)	Dec. 31, 2025 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Apr. 30, 2024 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of operating segments | Integer								1
Stockholders equity reverse stock split				the extraordinary general meeting of the Company’s shareholders approved a reverse share split of the Company’s ordinary Shares, effective as of March 25, 2024, at a conversion ratio of 11.43720665.
Principal amount	$ 3,200,000
Debt annual interest rate			8.00%
Debt accrued interest								$ 160,000	$ 171,000
Exercise price of warrants | $ / shares		$ 3.06						$ 11.5
Fair value of warrants								$ 2,425,000	25,000
Financing costs						$ 1,700,000	₪ 5.7	10,875,000
Issuance costs								$ 2,709,000	148,000
Cryptocurrency assets percentage								0.125%
Placement agent fee percentage								7.00%
Net proceeds								$ 153,000,000
Issuance expenses								2,580,000
Repaid notes	$ 3,200,000
Net Income (Loss) Attributable to Parent								55,589,000	10,990,000	11,755,000
Cash flows from operating activities								13,784,000	9,928,000	12,232,000
Cash								$ 27,028,000	$ 7,532,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares | shares	133,005,000	2,499,364						394,546	39,381
Outstanding voting power, percentage								4.99%
Issued and outstanding voting rights, percentage								9.99%
Net Income (Loss) Attributable to Parent
Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash proceeds received from investors								167,000,000
Net proceeds								$ 153,000,000
Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants | $ / shares	$ 1.50
Share-Based Payment Arrangement, Tranche One [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash proceeds received from investors		$ 5,000,000.0
Share-Based Payment Arrangement, Tranche Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants | $ / shares	$ 2.00
Share-Based Payment Arrangement, Tranche Two [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash proceeds received from investors	$ 151,000,000
Keyarch Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			$ 2,030,000
Early Bird Capital Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			$ 840,000
Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of purchase of shares | shares					1,300,000
Share price | $ / shares					$ 10.00
Gross proceeds from purchase of shares					$ 13,000,000
Issuance of shares | shares			4,000,000
Business Combination Agreement [Member] | Keyarch Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination contingent consideration arrangements description			In the event the volume-weighted average price of ZOOZ ordinary shares (“VWAP”) exceeds $12, then 1 million Earnout Shares will be issuable (constituting 25% of the Earnout Shares). In addition, in the event the VWAP exceeds $16 for the Trading Period, then 1,400,000 Earnout Shares are issuable (constituting 35% of the Earnout Shares), and additionally, in the event VWAP exceeds $23 for the Trading Period, then 1,600,000 Earnout Shares are issuable (constituting 40% of the Earnout Shares).
Business Combination Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants | $ / shares											$ 1.18961
Class of warrant | shares								6,022,050
Fair value of warrants								$ 300,000